Temporary Equity and Stockholders' Deficiency - Schedule of Fair Value Assumption of Warrants (Details) (10-K)	12 Months Ended
Dec. 31, 2018
Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	1.92%
Expected Term Year [Member]
Fair value assumptions, measurement input, term	5 years
Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	44.00%
Expected Dividend [Member]
Fair value assumptions, measurement input, percentages	0.00%
Forfeiture Rate[Member]
Fair value assumptions, measurement input, percentages	5.00%